CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,219,700	$ 1,014,929	¥ 6,965,238	$ 1,039,883	¥ 6,116,360
Restricted cash (including RMB657,075 and RMB626,752 from the consolidated trusts as of December 31, 2021 and September 30,2022, respectively)	3,009,630	423,087	3,764,988	562,098	2,643,587
Short term investments	30,000	4,217
Security deposit prepaid to third-party guarantee companies	549,548	77,254	698,478	104,280	874,886
Funds receivable from third party payment service providers	983,851	138,308	312,447	46,647	153,151
Accounts receivable and contract assets, net (net of allowance of RMB287,538 and RMB276,947 as of December 31, 2021 and September 30, 2022, respectively)	3,109,128	437,074	3,499,385	522,444	3,097,254
Financial assets receivable, net (net of allowance of RMB432,658 and RMB449,897 as of December 31, 2021 and September 30, 2022, respectively)	3,321,117	466,875	3,618,560	540,237	3,806,243
Amounts due from related parties (net of allowance of RMB99,962 and RMB103,840 as of December 31, 2021 and September 30, 2022, respectively)	518,001	72,819	733,386	109,492	837,324
Loans receivable, net (including RMB8,646,950 and RMB12,003,519 from the consolidated trusts as of December 31, 2021 and September 30, 2022, respectively)	14,002,507	1,968,441	10,850,458	1,619,931	9,844,481
Prepaid expenses and other assets (including RMB104,515 and RMB111,039 from the consolidated trusts as of December 31, 2021 and September 30,2022, respectively)	534,340	75,116	364,908	54,479	383,937
Total current assets	33,277,822	4,678,120	30,807,848	4,599,491	27,757,223
Non-current assets:
Accounts receivable and contract assets, net-noncurrent (net of allowance of RMB28,374 and RMB42,986 as of December 31, 2021 and September 30, 2022, respectively)	298,161	41,915	291,908	43,581	223,474
Financial assets receivable, net-noncurrent (net of allowance of RMB60,988 and RMB87,079 as of December 31, 2021 and September 30, 2022, respectively)	755,977	106,274	683,078	101,981	597,965
Amounts due from related parties (net of allowance of RMB22,055 and RMB5,450 as of December 31, 2021 and September 30, 2022, respectively)	72,245	10,156	55,136	8,231	140,851
Loans receivable, net-noncurrent (including RMB1,829,804 and RMB714,412 from the consolidated trusts as of December 31, 2021 and September 30, 2022)	3,289,501	462,431	3,657,879	546,107	2,859,349
Property and equipment, net	25,170	3,538	20,487	3,059	24,941
Land use rights, net	1,003,366	141,051	1,008,548	150,572	1,018,908
Intangible assets	4,835	680	5,231	781	4,961
Deferred tax assets	1,170,598	164,560	1,059,963	158,248	834,717
Other non-current assets	64,702	9,097	76,030	11,351	42,606
Total non-current assets	6,684,555	939,702	6,858,260	1,023,911	5,747,772
TOTAL ASSETS	39,962,377	5,617,822	37,666,108	5,623,402	33,504,995
Current liabilities:
Payable to investors of the consolidated trusts-current	6,173,089	867,799	5,224,973	780,068	2,304,518
Accrued expenses and other current liabilities	2,267,693	318,787	2,117,357	316,113	2,258,329
Amounts due to related parties	203,324	28,583	178,687	26,677	214,057
Short term loans	639,764	89,937	611,164	91,244	397,576
Guarantee liabilities-stand ready	4,385,117	616,450	4,538,963	677,649	4,818,144
Guarantee liabilities-contingent	3,404,333	478,574	3,320,414	495,725	3,285,081
Income tax payable	683,342	96,063	654,347	97,691	624,112
Other tax payable	186,270	26,185	177,611	26,517	241,369
Total current liabilities	17,942,932	2,522,378	16,823,516	2,511,684	14,143,186
Non-current liabilities:
Deferred tax liabilities	196,517	27,626	173,777	25,944	121,426
Payable to investors of the consolidated trusts-noncurrent	3,802,348	534,526	3,613,690	539,510	4,010,597
Other long-term liabilities	31,067	4,366	34,147	5,099	13,177
Total non-current liabilities	4,029,932	566,518	3,821,614	570,553	4,145,200
TOTAL LIABILITIES	21,972,864	3,088,896	20,645,130	3,082,237	18,288,386
Commitments and Contingencies (Note 14)
SHAREHOLDERS' EQUITY
Ordinary shares ($0.00001 par value per share 5,000,000,000 shares authorized, 315,433,018 shares issued and 310,486,975 shares outstanding as of December 31, 2021, and 315,433,018 shares issued and 312,522,703 shares outstanding as of September 30, 2022, respectively)	22	3	22	3	22
Additional paid-in capital	5,820,650	818,254	5,771,100	861,603	5,672,267
Retained earnings	12,111,262	1,702,574	11,314,746	1,689,247	9,642,506
Other comprehensive loss	(30,662)	(4,310)	(67,612)	(10,094)	(110,932)
TOTAL 360 DIGITECH, INC. EQUITY	17,901,272	2,516,521	17,018,256	2,540,759	15,203,863
Non-controlling interests	88,241	12,405	2,722	406	12,746
TOTAL EQUITY	17,989,513	2,528,926	17,020,978	2,541,165	15,216,609
TOTAL LIABILITIES AND EQUITY	¥ 39,962,377	$ 5,617,822	¥ 37,666,108	$ 5,623,402	¥ 33,504,995